Income Taxes - Summary of Differences Between the PRC Statutory Tax rate and Company's Effective Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Income before provision of income tax	$ 52,930	¥ 368,485	¥ 764,259	¥ 668,024
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax computed at statutory tax rate	$ 13,233	¥ 92,121	¥ 191,065	¥ 167,006
Difference on tax rate	(2,647)	(18,427)
Research and development super-deduction	(1,999)	(13,919)	(16,254)	(11,912)
Non-deductible/non-taxable items	4,908	34,168	29,916	1,499
Changes in valuation allowance	1,622	11,300	(45,098)	36,610
Income tax expenses	$ 15,117	¥ 105,243	¥ 159,629	¥ 193,203